Earnings per share - Narrative (Details) - USD ($)				6 Months Ended
	Jun. 30, 2018	Jan. 01, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017 [1]
Earnings per share [line items]
Result for the period				$ (51,602,299)	$ 10,087,987
Weighted average number of ordinary shares outstanding (in shares)		158,166,534		164,550,509	158,166,534
Diluted earnings per share (in dollars per share)				$ (0.31)	$ 0.06
Long term incentive plan 2015
Earnings per share [line items]
Anti-dilutive securities excluded (in shares)	236,590		236,590

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.